Annual Fund Operating Expenses - Schwab Mortgage-Backed Securities ETF - Schwab Mortgage-Backed Securities ETF	Nov. 07, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.03%

[1]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.